Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 17, 2015
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 17, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 17, 2015
Prospectus Date	rr_ProspectusDate	Feb. 13, 2015
AdvisorShares Pacific Asset Enhanced Floating Rate ETF (Prospectus Summary) | AdvisorShares Pacific Asset Enhanced Floating Rate ETF | AdvisorShares Pacific Asset Enhanced Floating Rate ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLRT